Borrowings - Summary of Borrowings (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Non-current
– secured (Note (i))		¥ 10
- unsecured	¥ 8,811	2,381
Long-term bank borrowings	8,811	2,391
– unsecured (Note (ii))	7,500	8,646
– unsecured (Note27 (iii))	12,833
– unsecured (Note (iii))	8,990	2,600
Non-current borrowings	38,134	13,637
Current
– secured (Note (i))		90
- unsecured	67	51
Short-term borrowings - unsecured	25,286	12,250
Ultra short-term financing bills - unsecured	10,999	22,497
Current borrowings except current portion of corporate bonds	36,352	34,888
Current portion of corporate bonds and medium-term notes
– unsecured (Notes (ii)&(iii))	3,747	2,655
Current borrowings	40,099	37,543
Borrowings
Total borrowings	78,233	51,180	[1]
Within 1 year [member]
Borrowings
Total borrowings	40,099	37,543
After 1 year but within 2 years [member]
Borrowings
Total borrowings	7,662	3,773
After 2 years but within 5 years [member]
Borrowings
Total borrowings	14,394	8,389
After 5 years [member]
Borrowings
Total borrowings	¥ 16,078	¥ 1,475

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).